Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	March 31, 2017	September 30, 2017
	(in trillions)
Interest rate contracts	¥1,252.7	¥1,240.5
Foreign exchange contracts	216.9	222.6
Equity contracts	4.7	6.7
Commodity contracts	0.5	0.4
Credit derivatives	6.0	6.2
Others	4.3	4.2

Total	¥1,485.1	¥1,480.6

Note:	(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets [Table Text Block]

	Fair value of derivative instruments
	March 31, 2017(1)(5)			September 30, 2017(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥14,240	¥2	¥14,242	¥12,210	¥1	¥12,211
Foreign exchange contracts	4,301	—	4,301	3,742	—	3,742
Equity contracts	188	—	188	206	—	206
Commodity contracts	35	—	35	29	—	29
Credit derivatives	67	—	67	67	—	67
Others	2	—	2	1	—	1

Total derivative assets	¥18,833	¥2	¥18,835	¥16,255	¥1	¥16,256

Derivative liabilities:
Interest rate contracts	¥14,305	¥23	¥14,328	¥12,245	¥20	¥12,265
Foreign exchange contracts	4,084	—	4,084	3,752	—	3,752
Equity contracts	182	—	182	253	—	253
Commodity contracts	31	—	31	27	—	27
Credit derivatives	58	—	58	68	—	68
Others(6)	(121)	—	(121)	(92)	—	(92)

Total derivative liabilities	¥18,539	¥23	¥18,562	¥16,253	¥20	¥16,273

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2016:
Interest rate contracts	¥—	¥67	¥67
Foreign exchange contracts	179	—	179
Equity contracts	—	(20)	(20)
Commodity contracts	—	1	1
Credit derivatives	—	13	13
Others	2	(20)	(18)

Total	¥181	¥41	¥222

Six months ended September 30, 2017:
Interest rate contracts	¥—	¥(8)	¥(8)
Foreign exchange contracts	(158)	—	(158)
Equity contracts	—	(146)	(146)
Commodity contracts	—	—	—
Credit derivatives	—	(1)	(1)
Others	(1)	(38)	(39)

Total	¥(159)	¥(193)	¥(352)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥46	¥4

Total	¥46	¥4

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥10	¥6

Total	¥10	¥6

Note:	(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2017:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥627,355	¥949,129	¥29,493	¥1,605,977	¥(21,005)
Non-investment grade	107,663	349,886	6,580	464,129	1,654
Not rated	5,973	5,981	—	11,954	(516)

Total	740,991	1,304,996	36,073	2,082,060	(19,867)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	7,000	198,335	63,767	269,102	(4,145)
Non-investment grade	17,000	52,145	21,316	90,461	(837)

Total	24,000	250,480	85,083	359,563	(4,982)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	14,000	72,192	1,000	87,192	(1,278)
Non-investment grade	21,000	73,000	—	94,000	(1,725)
Not rated	16,228	194,533	—	210,761	(11,734)

Total	51,228	339,725	1,000	391,953	(14,737)

Total index and basket credit default swaps sold	75,228	590,205	86,083	751,516	(19,719)

Total credit default swaps sold	816,219	1,895,201	122,156	2,833,576	(39,586)

Other credit derivatives sold(3)
Investment grade	—	78,553	—	78,553	—

Total credit derivatives	¥816,219	¥1,973,754	¥122,156	¥2,912,129	¥(39,586)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2017:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥542,236	¥995,380	¥65,303	¥1,602,919	¥(26,542)
Non-investment grade	151,212	303,399	6,790	461,401	(2,283)
Not rated	2,245	3,937	—	6,182	(262)

Total	695,693	1,302,716	72,093	2,070,502	(29,087)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	18,000	81,624	104,041	203,665	(4,191)
Non-investment grade	3,000	63,129	10,146	76,275	(978)

Total	21,000	144,753	114,187	279,940	(5,169)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	21,000	106,763	23,500	151,263	(3,146)
Non-investment grade	15,000	45,000	—	60,000	(1,206)
Not rated	31,135	239,376	897	271,408	(16,300)

Total	67,135	391,139	24,397	482,671	(20,652)

Total index and basket credit default swaps sold	88,135	535,892	138,584	762,611	(25,821)

Total credit default swaps sold	783,828	1,838,608	210,677	2,833,113	(54,908)

Other credit derivatives sold(3)
Investment grade	—	78,911	—	78,911	5

Total credit derivatives	¥783,828	¥1,917,519	¥210,677	¥2,912,024	¥(54,903)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Other credit derivatives primarily consist of total return swaps.